Restructuring Charge - Schedule of Summarize the Restructuring Activities by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Employee termination costs				$ 546	$ 1,522	$ 2,070
Total restructuring charge	$ 184	$ 116	$ 505	925	1,522	2,131
Restructuring charges for the year ended December 31, 2023:
Facility closure and consolidation charge						61
Wealth Management [Member]
Segment Reporting Information [Line Items]
Employee termination costs
Total restructuring charge						61
Restructuring charges for the year ended December 31, 2023:
Facility closure and consolidation charge						61
Communications [Member]
Segment Reporting Information [Line Items]
Employee termination costs				$ 379	379	1,540
Total restructuring charge					379	1,540
Restructuring charges for the year ended December 31, 2023:
Facility closure and consolidation charge
Consumer Products [Member]
Segment Reporting Information [Line Items]
Employee termination costs					1,143	530
Total restructuring charge					$ 1,143	530
Restructuring charges for the year ended December 31, 2023:
Facility closure and consolidation charge